Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans [Member]		Dec. 31, 2011 Pension Plans [Member]		Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2012 Postretirement Plans [Member]		Dec. 31, 2011 Postretirement Plans [Member]		Dec. 31, 2010 Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation at January 1,				$ 864.6		$ 797.3		$ 731.3		$ 219.9		$ 233.8		$ 212.7
Service cost				6.0		5.1		5.8		1.1		1.0		1.2
Interest cost				41.5		42.3		41.7		8.4		11.9		11.5
Amendments				0	[1]	2.2	[1]			1.5	[1]	(34.7)	[1]
Translation difference				5.2		(1.4)		(1.1)		0.2		(0.1)		0.2
Actuarial (gains) losses				104.4		62.3		56.2		(12.0)		28.5		29.6
Participant contributions				0.2		0.1		0.1		3.5		4.2		4.2
Benefits paid				(41.0)		(38.8)		(34.6)		(20.2)		(24.3)		(25.6)
Acquisitions/ Divestitures				42.9
Curtailments/settlements				(7.2)	[2]	(4.5)	[2]	(2.1)	[2]	(1.6)	[2]	(0.4)	[2]
Benefit obligation at December 31,				1,016.6		864.6		797.3		200.8		219.9		233.8
Accumulated benefit obligation at December 31,				1,005.1		853.1		783.1
Balance, beginning of year		28.4	28.8	765.7		677.2		562.0		28.8		37.7		44.6
Actual return on plan assets				95.4		72.7		76.9		2.8		0.2		1.4
Company contributions				37.8		55.7		75.5		13.5		11.0		13.1
Participant contributions				0.2		0.1		0.1		3.5		4.2		4.2
Translation difference				5.1		(1.1)		(0.6)
Acquisitions/ Divestitures				42.7
Curtailments/settlements				(0.9)	[2]	(0.1)	[2]	(2.1)	[2]
Benefits paid				(41.0)		(38.8)		(34.6)		(20.2)		(24.3)		(25.6)
Balance, end of year		28.4	28.8	905.0		765.7		677.2		28.4		28.8		37.7
Curtailment gain	$ 1.0			$ (0.7)		$ (1.3)		$ (0.8)		$ 0		$ 1.1		$ 0

[1]	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.
[2]	Represents various curtailments and settlements. During 2012 we had a curtailment loss of $0.7 associated primarily with the pending sale of Coating Resins, which is included in earnings from operations of discontinued business, net of tax in the Consolidated Statements of Income. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated Statements of Income.